Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Debt Instrument [Line Items]
Long-term debt	¥ 12,593,062		¥ 13,356,728
MUFG [Member]
Debt Instrument [Line Items]
Long-term debt	383,931		401,225
MUFG [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	28		22
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	380,500	[1]	380,500	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.92%
Interest rate, stated percentage rate range, maximum	4.42%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	1,500	[1]	2,500	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.42%
Interest rate, stated percentage rate range, maximum	4.78%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	411	[1]	416	[1]
Payable, currency	US dollars
Maturity date	no stated maturity
Interest rate, stated percentage	6.25%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	1,098	[1]	1,176	[1]
Payable, currency	Euro
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	4.75%
Interest rate, stated percentage rate range, maximum	5.17%
MUFG [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	394	[1],[2]	402	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, and Euro
Maturity date	no stated maturity
Interest rate, stated percentage	6.20%
MUFG [Member] | Subordinated Debt [Member] | Floating Rate Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt			16,209	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	3.05%
Interest rate, stated percentage rate range, maximum	3.17%
BTMU [Member]
Debt Instrument [Line Items]
Long-term debt	9,236,942		9,980,246
BTMU [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	17,554		17,937
BTMU [Member] | Obligations Under Sale-And-Leaseback Transactions [Member]
Debt Instrument [Line Items]
Long-term debt	48,500		50,875
BTMU [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	2,682,602	[1]	2,445,283	[1]
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	1,518,900	[1]	1,485,402	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.26%
Interest rate, stated percentage rate range, maximum	2.69%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	513,689	[1]	400,561	[1]
Payable, currency	US dollars
Maturity date range, Start	2012
Maturity date range, End	2017
Interest rate, stated percentage rate range, minimum	1.60%
Interest rate, stated percentage rate range, maximum	3.85%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Bonds III [Member]
Debt Instrument [Line Items]
Long-term debt	98,337	[1],[2]	64,496	[1],[2]
Payable, currency	other currencies excluding Japanese yen, and US dollars
Maturity date range, Start	2012
Maturity date range, End	2016
Interest rate, stated percentage rate range, minimum	4.23%
Interest rate, stated percentage rate range, maximum	5.58%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	7,238	[1]	7,428	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2026
Interest rate, stated percentage rate range, minimum	0.10%
Interest rate, stated percentage rate range, maximum	0.50%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	395	[1]	462	[1]
Payable, currency	US dollars
Maturity date	2018
Interest rate, stated percentage	7.49%
BTMU [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	320	[1],[2]	1,294	[1],[2]
Payable, currency	other currencies excluding Japanese yen, and US dollars
Maturity date range, Start	2012
Maturity date range, End	2013
Interest rate, stated percentage rate range, minimum	2.22%
Interest rate, stated percentage rate range, maximum	5.65%
BTMU [Member] | Unsubordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	20,000	[1]	20,000	[1]
Payable, currency	Japanese yen
Maturity date	2014
Interest rate, stated percentage	1.67%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	40,898	[1]	41,575	[1]
Payable, currency	US dollars
Maturity date	2014
Interest rate, stated percentage	1.15%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt	25,635	[1]
Payable, currency	other currencies excluding Japanese yen, and US dollars
Maturity date	2015
Interest rate, stated percentage	5.78%
BTMU [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	457,190	[1]	424,065	[1]
Payable, currency	US dollars
Maturity date range, Start	2014
Maturity date range, End	2018
Interest rate, stated percentage rate range, minimum	0.79%
Interest rate, stated percentage rate range, maximum	1.13%
BTMU [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	4,510,501	[1]	4,826,144	[1]
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds I [Member]
Debt Instrument [Line Items]
Long-term debt	2,135,169	[1]	1,910,698	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2031
Interest rate, stated percentage rate range, minimum	1.10%
Interest rate, stated percentage rate range, maximum	2.91%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Bonds II [Member]
Debt Instrument [Line Items]
Long-term debt			167,380	[1]
Payable, currency	US dollars
Maturity date	2011
Interest rate, stated percentage	7.40%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	225,737	[1]	216,940	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2035
Interest rate, stated percentage rate range, minimum	0.70%
Interest rate, stated percentage rate range, maximum	2.52%
BTMU [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	105,260	[1]	108,393	[1]
Payable, currency	US dollars
Maturity date	2013
Interest rate, stated percentage	6.76%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Bonds [Member]
Debt Instrument [Line Items]
Long-term debt	93,700	[1]	93,700	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2018
Maturity date range, End	2019
Interest rate, stated percentage rate range, minimum	0.91%
Interest rate, stated percentage rate range, maximum	1.74%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings I [Member]
Debt Instrument [Line Items]
Long-term debt	535,600	[1]	574,500	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2014
Maturity date range, End	2028
Interest rate, stated percentage rate range, minimum	0.40%
Interest rate, stated percentage rate range, maximum	2.90%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings II [Member]
Debt Instrument [Line Items]
Long-term debt	901,100	[1]	1,083,800	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	1.06%
Interest rate, stated percentage rate range, maximum	4.78%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings III [Member]
Debt Instrument [Line Items]
Long-term debt	41,095	[1]	145,928	[1]
Payable, currency	US dollars
Maturity date	2017
Interest rate, stated percentage	0.97%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings IV [Member]
Debt Instrument [Line Items]
Long-term debt	201,366	[1]	207,875	[1]
Payable, currency	US dollars
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	1.29%
Interest rate, stated percentage rate range, maximum	6.25%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings V [Member]
Debt Instrument [Line Items]
Long-term debt	10,980	[1]	11,757	[1]
Payable, currency	Euro
Maturity date	2017
Interest rate, stated percentage	1.58%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings VI [Member]
Debt Instrument [Line Items]
Long-term debt	144,387	[1]	154,605	[1]
Payable, currency	Euro
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	4.75%
Interest rate, stated percentage rate range, maximum	5.17%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings VII [Member]
Debt Instrument [Line Items]
Long-term debt			36,820	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, and Euro
Maturity date	2017
Interest rate, stated percentage	1.30%
BTMU [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings VIII [Member]
Debt Instrument [Line Items]
Long-term debt	74,207	[1],[2]	75,648	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, and Euro
Maturity date	no stated maturity
Interest rate, stated percentage	6.20%
BTMU [Member] | Subordinated Debt [Member] | Floating Rate Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	41,900	[1]	38,100	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2020
Maturity date range, End	2027
Interest rate, stated percentage rate range, minimum	0.51%
Interest rate, stated percentage rate range, maximum	1.01%
BTMU [Member] | Obligations Under Loan Securitization Transaction Accounted For As Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	1,977,785		2,640,007
Maturity date range, Start	2012
Maturity date range, End	2044
Interest rate, stated percentage rate range, minimum	0.38%
Interest rate, stated percentage rate range, maximum	5.90%
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	2,972,189		2,975,257
Other Subsidiaries [Member] | Obligations Under Capital Leases [Member]
Debt Instrument [Line Items]
Long-term debt	11,489		11,398
Other Subsidiaries [Member] | Unsubordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	2,051,565	[1]	2,059,365	[1]
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	444,346	[1]	378,528	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2041
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	8.80%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	18,869	[1]	23,573	[1]
Payable, currency	US dollars
Maturity date range, Start	2012
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	10.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes III [Member]
Debt Instrument [Line Items]
Long-term debt			436	[1]
Payable, currency	Euro
Maturity date	2011
Interest rate, stated percentage	1.75%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes IV [Member]
Debt Instrument [Line Items]
Long-term debt	4,945	[1],[2]	3,389	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, and Euro
Maturity date range, Start	2012
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.50%
Interest rate, stated percentage rate range, maximum	10.95%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	14,843	[1],[2]	16,079	[1],[2]
Payable, currency	other currencies excluding Japanese yen, US dollars, and Euro
Maturity date range, Start	2012
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	6.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	1,090,919	[1]	1,231,674	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2042
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	20.00%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating/Adjustable Rate Borrowings Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	476,431	[1]	401,646	[1]
Payable, currency	US dollars
Maturity date range, Start	2012
Maturity date range, End	2038
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	6.03%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Other Institutions [Member]
Debt Instrument [Line Items]
Long-term debt			3,812	[1]
Maturity date	2035
Interest rate, stated percentage rate range, minimum	1.64%
Interest rate, stated percentage rate range, maximum	3.58%
Other Subsidiaries [Member] | Unsubordinated Debt [Member] | Floating Rate Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	1,212	[1]	228	[1]
Payable, currency	Euro
Maturity date range, Start	2012
Maturity date range, End	2014
Interest rate, stated percentage rate range, minimum	0.00%
Interest rate, stated percentage rate range, maximum	0.50%
Other Subsidiaries [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	885,873	[1]	809,955	[1]
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Borrowings, Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	412,931	[1]	349,629	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2030
Interest rate, stated percentage rate range, minimum	0.93%
Interest rate, stated percentage rate range, maximum	3.04%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Floating Rate Borrowings, Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	195,030	[1]	161,823	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2012
Maturity date range, End	2017
Interest rate, stated percentage rate range, minimum	0.64%
Interest rate, stated percentage rate range, maximum	1.74%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds And Notes I [Member]
Debt Instrument [Line Items]
Long-term debt	86,300	[1]	97,300	[1]
Payable, currency	Japanese yen
Maturity date range, Start	2018
Maturity date range, End	2020
Interest rate, stated percentage rate range, minimum	0.93%
Interest rate, stated percentage rate range, maximum	2.70%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Adjustable Rate Borrowings, Bonds And Notes II [Member]
Debt Instrument [Line Items]
Long-term debt	101,496	[1]	104,118	[1]
Payable, currency	Japanese yen
Maturity date	no stated maturity
Interest rate, stated percentage rate range, minimum	1.93%
Interest rate, stated percentage rate range, maximum	3.50%
Other Subsidiaries [Member] | Subordinated Debt [Member] | Fixed Rate Bonds And Notes [Member]
Debt Instrument [Line Items]
Long-term debt	90,116	[1]	97,085	[1]
Payable, currency	US dollars
Maturity date range, Start	2013
Maturity date range, End	2016
Interest rate, stated percentage rate range, minimum	5.25%
Interest rate, stated percentage rate range, maximum	11.33%
Other Subsidiaries [Member] | Obligations Under Loan Securitization Transaction Accounted For As Secured Borrowings [Member]
Debt Instrument [Line Items]
Long-term debt	¥ 23,262		¥ 94,539
Maturity date range, Start	2012
Maturity date range, End	2019
Interest rate, stated percentage rate range, minimum	0.44%
Interest rate, stated percentage rate range, maximum	7.29%

[1]	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
[2]	Minor currencies, such as British pound, Russian Ruble, Chinese yuan, Indonesian rupiah, Hong Kong dollar, Australian dollar etc, have been summarized into the "Other currencies" classification.